Assumptions Used to Estimate Grant Date Fair Value of Options Granted (Detail) - Employee Stock Option	12 Months Ended
Sep. 30, 2015 $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average expected volatility	56.00%
Risk-free interest rate	2.32%
Weighted average expected dividend yield	2.79%
Weighted average fair value of the underlying ordinary shares	$ 3.7425
Expected average exercise multiple	1.95